General and administrative expenses	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
General and administrative expenses

Note 7. General and administrative expenses

	For the year ended December 31,
(SEK in thousands)	2025	2024
Staff costs	(66,035)	(60,492)
IT and software expenses	(25,223)	(20,499)
Professional services	(110,005)	(58,989)
Legal and court costs	(63,078)	(15,380)
Depreciation and amortization	(4,243)	(4,394)
Insurance	(11,075)	(7,309)
Other	(20,558)	(22,799)
Total general and administrative expenses	(300,217)	(189,862)